Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)				3 Months Ended			6 Months Ended	11 Months Ended	12 Months Ended
	Mar. 23, 2023	Mar. 22, 2023	Nov. 01, 2021	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Apr. 27, 2023	Oct. 28, 2022
Summary Of Significant Accounting Policies [Line Items]
Maximum maturity period of investments held in trust account									185 days	185 days
Cash equivalents				$ 0			$ 0	$ 0	$ 0	$ 0
Investments held in Trust Account				22,585,023			22,585,023	233,452,747	25,517,987	233,452,747
Re-measurement of carrying value to redemption value				554,814	$ 553,425	$ 246,790		25,994,420	2,129,761
Expenses payable on dissolution				100,000	$ 100,000		100,000		100,000
Unrecognized tax benefits				0		0	0	0	0	0
Accrued for interest and penalties				$ 0		$ 0	0	$ 0	0	$ 0
Federal depository insurance coverage							$ 250,000		$ 250,000
Public Warrants and Private Placement Warrants
Summary Of Significant Accounting Policies [Line Items]
Antidilutive securities excluded from computation of net income (loss) per share, amount							21,550,000		21,550,000
Class A Ordinary Shares
Summary Of Significant Accounting Policies [Line Items]
Temporary equity, shares subject to possible redemption	2,457,892			2,080,915			2,080,915	23,000,000	2,457,892	23,000,000	376,977
Redemption price per share											$ 10.72
IPO
Summary Of Significant Accounting Policies [Line Items]
Deferred offering costs			$ 13,617,198
Cash underwriting fees			4,600,000
Deferred underwriting fees			8,050,000
Other offering costs			967,198
Offering costs, reduction of temporary equity			12,907,420
Offering costs, reduction of permanent equity			600,374
Deferred underwriting discount	$ 5,635,000	$ 8,050,000
Shares Subject to Possible Redemption | Class A Ordinary Shares
Summary Of Significant Accounting Policies [Line Items]
Temporary equity, shares subject to possible redemption				23,000,000			23,000,000		23,000,000			20,542,108
Redemption price per share				$ 10.15			$ 10.15					$ 10.23
Re-measurement of carrying value to redemption value							$ 1,108,239		$ 2,129,761
Previously Reported | IPO
Summary Of Significant Accounting Policies [Line Items]
Deferred offering costs			13,507,794
Other offering costs			$ 857,794